Leases (Tables)	12 Months Ended
Dec. 31, 2024
Presentation of leases for lessee [abstract]
Summary of Adoption of New IFRS Pronouncements	As at December 31, 2024, $1.0 billion (2023 – $1.1 billion) of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)	2024	2023
Opening net book value	$1,108	$612
Additions	187	673
Depreciation	(137)	(147)
Changes in foreign exchange rates and other	49	(30)
Sale of steelmaking coal business	(196)	—
Closing net book value	$1,011	$1,108

Summary of Disclosure of Lease Liability Continuity	Lease Liability Continuity

(CAD$ in millions)	2024	2023
At January 1	$1,061	$571
Cash flows
Principal payments	(120)	(160)
Interest payments	(52)	(31)
Non-cash changes
Additions	182	674
Interest expense	49	31
Changes in foreign exchange rates and other	40	(24)
Sale of steelmaking coal business	(209)	—
At December 31	$951	$1,061
Less current portion of lease liabilities	(175)	(195)
Non-current lease liabilities	$776	$866